Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	Ivy Funds Variable Insurance Portfolios
Central Index Key	0000810016
Amendment Flag	false
Document Creation Date	Apr. 26, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013